Average Annual Total Returns - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - Fidelity Global High Income Fund	Nov. 08, 2023
Fidelity Advisor Global High Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(14.45%)
Past 5 years	(0.01%)
Past 10 years	2.50%
Fidelity Advisor Global High Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(15.97%)
Past 5 years	(1.81%)
Past 10 years	0.41%
Fidelity Advisor Global High Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.55%)
Past 5 years	(0.73%)
Past 10 years	1.02%
Fidelity Advisor Global High Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(12.41%)
Past 5 years	0.05%
Past 10 years	2.30%
Fidelity Advisor Global High Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(14.45%)
Past 5 years	(0.01%)
Past 10 years	2.50%
Fidelity Advisor Global High Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(10.67%)
Past 5 years	1.06%
Past 10 years	3.18%
ML143
Average Annual Return:
Past 1 year	(15.74%)
Past 5 years	(0.38%)
Past 10 years	2.17%
F0585
Average Annual Return:
Past 1 year	(12.43%)
Past 5 years	1.01%
Past 10 years	3.10%